Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment,Net
Property and equipment, net consisted of the following:

	June 30, 2021	December 31, 2020
Satellites in-service	$31,214	$26,196
Internally developed software	2,171	2,166
Ground stations in-service	1,876	1,872
Leasehold improvements	1,598	1,589
Machinery and equipment	1,898	1,873
Computer equipment	1,396	1,153
Computer software and website development	472	472
Furniture and fixtures	380	379

	41,005	35,700
Less: Accumulated depreciation and amortization	(27,051)	(23,260)

	13,954	12,440

Satellite, launch and ground station work in progress	6,692	4,934
Finished satellites not in-service	1,909	3,084

Property and equipment, net	$22,555	$20,458

Depreciation and amortization expense related to property and equipment for the six months ended June 30, 2021 and 2020, was $3,540 and $2,596, respectively, including amortization of internal-use
software of $34 and $62, respectively.

Property and equipment, net consisted of the following:

	December 31,
	2020	2019
Satellites in-service	$26,196	$16,804
Internally developed software	2,166	2,151
Ground stations in-service	1,872	1,996
Leasehold improvements	1,589	1,419
Machinery and equipment	1,873	1,284
Computer equipment	1,153	806
Computer software and website development	472	471
Furniture and fixtures	379	349

	35,700	25,280
Less: Accumulated depreciation and amortization	(23,260)	(17,047)

	12,440	8,233
Satellite, launch and ground station work in progress	4,934	5,811
Finished satellites not in-service	3,084	1,864

Property and equipment, net	$20,458	$15,908